INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income tax
Deferred income tax charge			$ (458,608)	$ (105,468)	$ (263,989)
NOLs and tax credit carry forwards					971,728
Compensation and benefit plans					93,939
Partnership investments					113,473
Restructuring liability					37,393
Other liabilities					45,561
Liabilities under derivative contracts					31,529
Interest deferred for tax purposes					39,633
Other					6,615
Deferred tax asset					1,339,871
Valuation allowance					(3,125)
Net deferred tax asset, noncurrent					1,336,746
Fixed assets and intangibles					(9,065,635)
investments					(187,795)
Prepaid expenses					(10,172)
Fair value adjustment- debt and deferred finance costs					(30,535)
Other					(9,424)
Deferred tax liability, noncurrent					(9,303,561)
Total net deferred tax liability					(7,966,815)
Net operating loss carryforward					3,078,119
NOL deferred tax asset					2,302,619
NOL for which deferred tax asset has been recorded					775,500
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09	$ 309,000		$ 308,231		309,000
Federal alternative minimum tax credit carry forwards					43,215
Research credits					18,672
Cablevision Systems Corp.
Income tax
Deferred income tax charge		$ 153,660
Net operating loss carryforward					877,975
Cequel Corp.
Income tax
Net operating loss carryforward					$ 1,709,263